Investment Portfolio - September 30, 2022

(unaudited)

HIGH YIELD BOND SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS - 1.2%

Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Jonah Energy Parent LLC*2
(Identified Cost $980,115)	65,341	$3,718,556

PREFERRED STOCKS - 1.5%

Health Care - 0.8%
Pharmaceuticals - 0.8%
Harrow Health, Inc., 8.625%, 4/30/2026	94,800	2,351,040
Information Technology - 0.7%
Software - 0.7%
Synchronoss Technologies, Inc., 8.375%, 6/30/2026	104,700	2,301,306

TOTAL PREFERRED STOCKS
(Identified Cost $5,011,579)		4,652,346

LOAN ASSIGNMENTS - 3.1%

Evolution Well Services Holdings LLC, Term Loan, (U.S. Secured Overnight Financing Rate + 7.25%), 9.50%, 3/4/2027[3]	4,000,000	3,800,000
American Axle & Manufacturing, Inc., Tranche B Term Loan, Term B, (1 mo. LIBOR US + 2.250%), 5.069%, 4/ 6/2024[3]	5,745,263	5,610,249

TOTAL LOAN ASSIGNMENTS
(Identified Cost $9,629,737)		9,410,249

CORPORATE BONDS - 82.1%

Non-Convertible Corporate Bonds- 82.1%
Communication Services - 2.5%
Media - 2.5%
Beasley Mezzanine Holdings LLC, 8.625%, 2/1/2026[4]	5,500,000	4,225,754
Sirius X.M. Radio, Inc., 4.00%, 7/15/2028[4]	4,000,000	3,406,957

Total Communication Services		7,632,711

Consumer Discretionary - 6.1%
Automobiles - 2.6%
Ford Motor Credit Co. LLC,
3.81%, 1/ 9/ 2 0 2 4	3,500,000	3,384,901
3.815%, 11/2/2027	5,250,000	4,409,281
		7,794,182
Hotels, Restaurants & Leisure - 1.3%
Affinity Gaming, 6.875%, 12/15/2027[4]	5,000,000	4,073,197

Household Durables - 0.9%
Forestar Group, Inc., 5.00%, 3/1/2028[4]	3,500,000	2,806,118
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Multiline Retail - 1.1%
Macy’s Retail Holdings LLC, 4.50%, 12/15/2034	5,250,000	$3,441,345

Specialty Retail - 0.2%
Bed Bath & Beyond, Inc., 4.915%, 8/1/2034	3,750,000	575,523

Total Consumer Discretionary		18,690,365

Consumer Staples - 1.5%
Food & Staples Retailing - 1.5%
Pilgrim’s Pride Corp., 4.25%, 4/15/2031[4]	5,550,000	4,473,589

Energy - 9.4%
Energy Equipment & Services - 1.0%
Kent Global plc (United Kingdom), 10.00%, 6/28/2026	3,400,000	3,265,644

Oil, Gas & Consumable Fuels - 8.4%
Atlantica Sustainable Infrastructure plc (Spain), 4.125%, 6/15/2028[4]	6,551,000	5,565,813
Brooge Petroleum and Gas Investment Co. FZE (United Arab Emirates), 8.50%, 9/24/2025[4]	3,759,000	3,583,902
Guara Norte Sarl (Brazil), 5.198%, 6/15/2034[4]	5,757,323	4,583,188
Hess Midstream Operations LP, 4.25%, 2/15/2030[4]	4,000,000	3,242,092
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/2026[4]	4,500,000	3,926,416
PetroTal Corp. (Peru), 12.00%, 2/16/2024 (Acquired 02/01/2021 - 03/11/2022, cost $3,114,931)[5]	3,064,000	3,112,655
Ping Petroleum UK Ltd. (Bermuda), 12.00%, 7/29/2024 (Acquired 07/14/2021, cost $1,666,000)[5]	1,700,000	1,666,000
		25,680,066
Total Energy		28,945,710

Financials - 21.6%
Banks - 1.3%
Popular, Inc. (Puerto Rico), 6.125%, 9/14/2023	3,880,000	3,851,254

Capital Markets - 1.5%
Drawbridge Special Opportunities Fund LP - Drawbridge Special Opportunities Finance Corporation, 3.875%, 2/15/2026[4]	2,400,000	2,178,037
StoneX Group, Inc., 8.625%, 6/15/2025[4]	2,420,000	2,449,078
		4,627,115
Consumer Finance - 5.7%
Navient Corp.,
6.75%, 6/25/2025	4,465,000	4,186,741
5.625%, 8/1/2033	4,250,000	2,861,042

Investment Portfolio - September 30, 2022

(unaudited)

HIGH YIELD BOND SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Consumer Finance (continued)
OneMain Finance Corp., 5.625%, 3/15/2023	3,225,000	$3,216,216
SLM Corp., 3.125%, 11/2/2026	8,800,000	7,297,334
		17,561,333
Diversified Financial Services - 5.8%
Burford Capital Global Finance LLC, 6.875%, 4/15/2030[4]	4,700,000	4,100,880
FS Energy & Power Fund, 7.50%, 8/15/2023[4]	6,020,000	6,026,826
Midcap Financial Issuer Trust, 6.50%, 5/1/2028[4]	6,000,000	5,119,503
VistaJet Malta Finance plc - XO Management Holding, Inc. (Switzerland), 7.875%, 5/1/2027[4]	3,000,000	2,632,199
		17,879,408
Insurance - 2.5%
Enact Holdings, Inc., 6.50%, 8/15/2025[4]	8,000,000	7,682,622

Thrifts & Mortgage Finance - 4.8%
LD Holdings Group LLC, 6.125%, 4/1/2028[4]	4,900,000	2,560,120
MGIC Investment Corp., 5.25%, 8/15/2028	4,750,000	4,242,065
Radian Group, Inc., 4.875%, 3/15/2027	5,000,000	4,446,168
United Wholesale Mortgage LLC, 5.50%, 4/15/2029[4]	4,500,000	3,419,183
		14,667,536
Total Financials		66,269,268

Health Care - 4.9%
Health Care Providers & Services - 2.4%
AdaptHealth LLC, 4.625%, 8/1/2029[4]	5,398,000	4,325,755
DaVita, Inc., 4.625%, 6/1/2030[4]	4,100,000	3,161,655
		7,487,410
Pharmaceuticals - 2.5%
Bausch Health Companies, Inc., 4.875%, 6/1/2028[4]	4,750,000	3,060,329
Teva Pharmaceutical Finance Netherlands III B.V. (Israel), 7.125%, 1/31/2025	4,600,000	4,484,015
		7,544,344
Total Health Care		15,031,754

Industrials - 21.0%
Air Freight & Logistics - 2.6%
Cargo Aircraft Management, Inc., 4.75%, 2/1/2028[4]	3,500,000	3,018,841
Western Global Airlines LLC, 10.375%, 8/15/2025[4]	5,525,000	4,962,420
		7,981,261
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Airlines - 3.1%
Alaska Airlines Pass-Through Trust, Series 2020-1, Class B, 8.00%, 8/15/2025[4]	2,198,938	$2,220,299
United Airlines Pass-Through Trust, Series 2019-2, Class B, 3.50%, 5/1/2028	5,136,160	4,180,736
United Airlines Pass-Through Trust, Series 2018-1, Class B, 4.60%, 3/1/2026	3,461,220	3,161,831
		9,562,866
Building Products - 1.0%
Eco Material Technologies, Inc., 7.875%, 1/31/2027[4]	3,500,000	3,106,746

Commercial Services & Supplies - 3.4%
Airswift Global AS (United Kingdom) (3 mo. LIBOR US + 8.500%), 11.423%, 5/12/2025 (Acquired 05/03/2021 - 12/08/2021, cost $1,306,500)[3,5]	1,300,000	1,294,873
Prime Security Services Borrower LLC - Prime Finance, Inc., 5.75%, 4/15/2026[4]	5,000,000	4,703,923
Stericycle, Inc., 3.875%, 1/15/2029[4]	5,300,000	4,387,664
		10,386,460
Construction & Engineering - 4.7%
IEA Energy Services LLC, 6.625%, 8/15/2029[4]	6,800,000	6,630,000
IHS Holding Ltd. (Nigeria), 6.25%, 11/29/2028[4]	5,000,000	3,881,805
Tutor Perini Corp., 6.875%, 5/1/2025[4]	5,250,000	3,936,076
		14,447,881
Electrical Equipment - 1.0%
GrafTech Finance, Inc., 4.625%, 12/15/2028[4]	3,847,000	2,916,851

Machinery - 0.8%
Hillenbrand, Inc., 5.00%, 9/15/2026	2,750,000	2,572,580

Marine - 4.4%
American Tanker, Inc. (Norway), 7.75%, 7/2/2025	7,855,000	7,462,250
Seaspan Corp. (Hong Kong), 6.50%, 2/5/2024[4]	6,000,000	5,880,000
		13,342,250
Total Industrials		64,316,895

Information Technology - 2.4%
Electronic Equipment, Instrument & Components - 1.3%
TTM Technologies, Inc., 4.00%, 3/1/2029[4]	5,025,000	4,050,966

Investment Portfolio - September 30, 2022

(unaudited)

HIGH YIELD BOND SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Information Technology (continued)
Software - 1.1%
GoTo Group, Inc., 5.50%, 9/1/2027[4]	5,250,000	$3,228,756

Total Information Technology		7,279,722

Materials - 3.1%
Metals & Mining - 1.9%
Endeavour Mining plc (Burkina Faso), 5.00%, 10/14/2026[4]	3,875,000	3,082,919
Jervois Mining USA Ltd. (Canada), 12.50%, 7/20/2026[4]	2,800,000	2,852,337
Northwest Acquisitions ULC - Dominion Finco, Inc., 7.125%, 11/1/2022 (Acquired 10/10/2017 - 05/15/2020, cost $1,518,841)[5,6]	6,535,000	654
		5,935,910
Paper & Forest Products - 1.2%
Clearwater Paper Corp., 4.75%, 8/15/2028[4]	4,245,000	3,724,843

Total Materials		9,660,753

Real Estate - 5.5%
Equity Real Estate Investment Trusts (REITS) - 4.6%
Coinbase Global, Inc., 3.375%, 10/1/2028[4]	4,000,000	2,504,694
IIP Operating Partnership LP, 5.50%, 5/25/2026	5,455,000	4,804,017
Pelorus Fund REIT LLC, 7.00%, 9/30/2026 (Acquired 09/21/2021 - 07/08/2022, cost $4,114,250)[5]	4,355,000	3,758,860
VICI Properties LP - VICI Note Co., Inc., 4.25%, 12/1/2026[4]	3,375,000	3,033,436
		14,101,007
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Real Estate (continued)
Real Estate Management & Development - 0.9%
Carrington Holding Co. LLC, 8.00%, 1/1/2026[4]	3,000,000	$2,686,690

Total Real Estate		16,787,697

Utilities - 4.1%
Electric Utilities - 1.8%
NRG Energy, Inc., 3.375%, 2/15/2029[4]	6,800,000	5,483,427

Independent Power and Renewable Electricity Producers - 2.3%
TerraForm Power Operating LLC, 5.00%, 1/31/2028[4]	1,400,000	1,240,844
Vistra Operations Co. LLC, 4.375%, 5/1/2029[4]	6,900,000	5,786,081
		7,026,925
Total Utilities		12,510,352

TOTAL CORPORATE BONDS
(Identified Cost $285,320,585)		251,598,816

MUTUAL FUNDS - 3.3%

iShares iBoxx High Yield Corporate Bond ETF	93,586	6,681,105
SPDR Bloomberg Barclays High Yield Bond ETF	37,953	3,334,171

TOTAL MUTUAL FUNDS
(Identified Cost $10,918,119)		10,015,276

SHORT-TERM INVESTMENT - 6.8%

Dreyfus Government Cash Management, Institutional Shares, 2.75%[7]
(Identified Cost $20,751,518)	20,751,518	20,751,518

TOTAL INVESTMENTS - 98.0%
(Identified Cost $332,611,653)		300,146,761
OTHER ASSETS, LESS LIABILITIES - 2.0%		6,064,151
NET ASSETS - 100%		$306,210,912

ETF - Exchange-Traded Fund

LIBOR - London Interbank Offered Rate

*Non-income producing security.

1Amount is stated in USD unless otherwise noted.

2Security has been valued using significant unobservable inputs.

3Floating rate security. Rate shown is the rate in effect as of September 30, 2022.

4Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2022 was $169,922,831, which represented 55.5% of the Series’ Net Assets.

Investment Portfolio - September 30, 2022

(unaudited)

5Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at September 30, 2022 was $9,833,042, or 3.2% of the Series’ Net Assets.

6Issuer filed for bankruptcy and/or is in default of interest payments.

7Rate shown is the current yield as of September 30, 2022.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2022 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Energy	$3,718,556	$—	$—	$3,718,556
Preferred securities:
Health Care	2,351,040	2,351,040	—	—
Information Technology	2,301,306	2,301,306	—	—
Debt securities:
Loan Assignments	9,410,249	—	9,410,249	—
Corporate debt:
Communication Services	7,632,711	—	7,632,711	—
Consumer Discretionary	18,690,365	—	18,690,365	—
Consumer Staples	4,473,589	—	4,473,589	—
Energy	28,945,710	—	28,945,710	—
Financials	66,269,268	—	66,269,268	—
Health Care	15,031,754	—	15,031,754	—
Industrials	64,316,895	—	64,316,895	—
Information Technology	7,279,722	—	7,279,722	—
Materials	9,660,753	—	9,660,753	—
Real Estate	16,787,697	—	16,787,697	—
Utilities	12,510,352	—	12,510,352	—
Mutual funds	10,015,276	10,015,276	—	—
Short-Term Investment	20,751,518	20,751,518	—	—
Total assets	$300,146,761	$35,419,140	$261,009,065	$3,718,556

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - September 30, 2022

(unaudited)

The following table is a reconciliation Level 3 investments for which significant unobservable inputs were used to determine fair value:

LEVEL 3 RECONCILIATION	EQUITY SECURITY
Balance as of December 31, 2021 (fair value)	$4,083,813
Net realized gain (loss)	—
Change in unrealized appreciation (depreciation)*	(365,257)
Purchases	—
Sales	—
Transfers in	—
Transfers out	—
Balance as of 30 September, 2022 (fair value)	$3,718,556

*The change in unrealized appreciation (depreciation) attributable to securities owned on September 30, 2022 which were valued using significant unobservable inputs (Level 3) amounted to $(365,257).

The following table summarizes the quantitative inputs and assumptions used for items categorized in Level 3 of the fair value hierarchy as of September 30, 2022:

QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS
	FAIR VALUE AT 9/30/2022	VALUATION TECHNIQUE	UNOBSERVABLE INPUT	VALUATION IMPACT FROM AN INCREASE IN INPUT	AMOUNT OR RANGE/ WEIGHTED AVERAGE

Common Stock - Energy	$3,718,556	EV/EBITDA	Imputed Price Based on Public Equity Comps, M&A activity within sector. Re-Evaluated based on new information from company (ie earnings, distribution announcement, M&A)	Decrease	2.75%
			Discount multiplier based on being private

The significant unobservable inputs used in the fair value measurement of the Fund’s equity security are the potential of a partial sale transaction and assumptions made to calculate residual equity, converted into unit value and discounted to reflect the pending nature of the transaction.